Document And Entity Information	12 Months Ended
Nov. 30, 2023 shares
Document Information [Line Items]
Entity Central Index Key	0001538847
Entity Registrant Name	GoldMining Inc.
Amendment Flag	false
Current Fiscal Year End Date	--11-30
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Nov. 30, 2023
Entity File Number	001-39566
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	Suite 1830, 1188 West Georgia Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6E 4A2
Entity Address, Country	CA
City Area Code	604
Local Phone Number	630-1000
Title of 12(b) Security	Common shares
Trading Symbol	GLDG
Security Exchange Name	NYSEAMER
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	183,840,478
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	PricewaterhouseCoopers LLP
Auditor Location	Vancouver, Canada
Auditor Firm ID	271
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	28 Liberty Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	212
Local Phone Number	894-8940
Contact Personnel Name	C T Corporation System